EQUITY (Details) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
EQUITY
Share capital number of shares	17,205	17,205
Share capital number of shares, value	$ 108,835	$ 108,835